Cost of sales - Schedule of Cost Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost Sales [Abstract]
Salaries and benefits	$ 409,905	$ 139,407	$ 154,705
Cost of materials	817,531	698,499	401,469
Occupancy and office expenses	31,498	12,762	15,583
Other	54,565	17,575	14,940
Depreciation	35,212	33,763	23,315
Cost of sales	$ 1,348,711	$ 902,006	$ 610,012